UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: Chief Investment Officer/Registered Investment Advisor
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		 November 12, 2009

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 14
Form 13F Information Table Value Total: 98628


List of Other Included Managers:	NONE

                                     FORM 13F INFORMATION TABLE

 COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4COLUMN 5            COLUMN 6  COLUMN 7COLUMN 8

                                                VALUE   SHRS OR    SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS CUSIP      (x$1000)PRN AMT    PRN CALL DISCRETIONMANAGERS SOLE   SHARED NONE
CHINA YUCHAI INTL LTD COM            G21082105   19743   2193745   SH       SOLE              2193745
CHINA AUTOMOTIVE INTL COM            16936R105    2628    282991   SH       SOLE              282991
CHINA SOUTHERN AIRLINEADR            169409109    5118    323550   SH       SOLE              323550
CHIQUITA BRANDS INTL ICOM            170032809   15695    971275   SH       SOLE              971275
GANNET CO INC         COM            364730101   11648    931100   SH       SOLE              931100
PROSHARES ULTRASHORT QCOM            74347R875    2303    100000   SH       SOLE              100000
QIAO XING MOBILE COMM COM            G73031109   10688   3698408   SH       SOLE              3698408
QIAO XING UNIVERSAL TECOM            G7303A109    2941   1400763   SH       SOLE              1400763
SEMICONDUCTOR MFTG    ADR            81663N206     375    155200   SH       SOLE              155200
SIFY LIMITED          SPONSORED ADR  82655M107    3861   1755162   SH       SOLE              1755162
UAL CORP              COM            902549807    4920    533700   SH       SOLE              533700
UTSTARCOM INC         COM            918076100   15567   7496235   SH       SOLE              7496235
ULTRASHORT SEMICONDUCTCOM            74347R545    2868    125000   SH       SOLE              125000
VITACOST.COM INC      COM            92847A200     273     25000   SH       SOLE               25000
                                                 98628

</SEC-DOCUMENT>